TRADING ASSETS (Tables)	12 Months Ended
Dec. 31, 2010
Trading Securities Balance Sheet Reported Amounts Tables [Abstract]
Trading Account Assets Tables [Text Block]

	2009	2010
	(EUR in thousands)
Greek government bonds	2,070,858	4,964
Debt securities issued by other governments and public sector entities	194,986	177,333
Debt securities issued by Greek financial institutions	175,933	29,620
Debt securities issued by foreign financial institutions	344,022	398,845
Corporate debt securities issued by Greek companies	160,340	16,956
Corporate debt securities issued by foreign companies	165,649	110,448
Equity securities issued by Greek companies	29,692	6,082
Equity securities issued by foreign companies	7,682	10,272
Mutual fund units	18,578	19,854
Total	3,167,740	774,374